SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details )	12 Months Ended
Dec. 31, 2021 USD ($)
Subscribed capital	$ 1,574,803
Platinum International Biotech Co. LTD [Member]
Name of company	A Cayman Island company
Date of incorporation	April 7, 2020
Ownership percentage	100.00%
Platinum HK [Member]
Name of company	A Hong Kong company
Date of incorporation	May 4, 2020
Ownership percentage	100.00%
Yubo International Biotech Limited [Member]
Name of company	A holding company
Yubo Beijing [Member]
Name of company	A PRC company and deemed a wholly foreign owned enterprise
Date of incorporation	June 14, 2016
Subscribed capital	$ 1,531,722
Voting interest equity	VIE of Yubo Chengdu WFOE
Yubo Jingzhi [Member]
Name of company	A PRC limited liability company
Date of incorporation	January 21, 2021
Ownership percentage	100.00%
Yubo Global [Member]
Name of company	A PRC company
Date of incorporation	December 20, 2020
Ownership percentage	100.00%
Yubo Chengdu [Member]
Date of incorporation	September 4, 2020
Ownership percentage	100.00%
Subscribed capital	$ 1,500,000